13. PREFERRED STOCK (Details Narrative) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Series A convertible preferred stock, shares authorized	100,000,000	100,000,000
Series A convertible preferred stock, par value	$ 0.001	$ 0.001
Preferred Stock
Preferred stock issued during period	6,666,667	13,845,703
Comapny Issued New Series A Preferred Stock to investors	38,000	11,053,342
Cash proceed from issue of preferred stock	$ 3,093,135	$ 8,015,071